Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 22,820	$ 77,347
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	151	2,656
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	53,550	4,760
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,227	82
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	76,370	82,107
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,378	2,738
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	35
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	0.0177
Other-than-temporary impairment losses on securities	0	8	123
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,273	21,921
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	15	142
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16,655	883
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	211	26
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	25,928	22,804
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	226	168
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,974	12,376
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	4	393
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,973	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	63	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	10,947	12,376
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	67	393
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,251	38,119
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	122	1,772
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	32,127	2,686
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	943	37
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	36,378	40,805
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,065	1,809
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	169
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	127	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	127	169
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	4	2
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,181	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	7	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	1,191
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	19
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,181	1,191
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	7	19
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	1,187
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	81
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	668	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	6	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	668	1,187
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	6	81
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,141	3,575
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3	266
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,141	3,575
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 3	$ 266